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                               MARQUIS FUNDS (R)

                     . GOVERNMENT SECURITIES FUND
                     . STRATEGIC INCOME BOND FUND
                     . LOUISIANA TAX-FREE INCOME FUND
                     . BALANCED FUND
                     . VALUE EQUITY FUND
                     . GROWTH EQUITY FUND
                     . SMALL CAP EQUITY FUND
                     . INTERNATIONAL EQUITY FUND
                                 (THE "FUNDS")

   SUPPLEMENT DATED AUGUST 15, 1997 TO PROSPECTUS DATED JANUARY 28, 1997 AS
                     PREVIOUSLY SUPPLEMENTED MARCH 4, 1997

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You may open an account in a Fund with as little as $100 through the Marquis
Automatic Investment Plan (the "Plan"). Under the Plan you would arrange for periodic additional investments in the Funds through automatic deductions from your checking account. The minimum periodic investment in a Fund is $100 per month. You may obtain an application form for the Plan by calling 1-800-801-1594.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


MRQ-A-017-01